Stock-Based Compensation Plans - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Plans - Disclosures
Weighted-average fair value of discount on employee stock purchase plan (in dollars per share)	$ 7.49	$ 7.31	$ 15.64
Maximum value of company common stock that can be purchased by an employee per year	$ 25,000
Employee purchase price as a percent of fair market value (as a percent)	90.00%		85.00%